May 3, 1999




VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:      Evergreen Variable Annuity Trust (the "Trust")
         File Nos. 33-83100/811-08716


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of prospectus and statement of additional information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus and statement of additional information contained in the Funds' most recent post-effective amendment (Post-Effective Amendment No. 10 to Registration Statement No. 33-83100/811-08716) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on April 30, 1999.

     If you have any questions or would like further information, please call me at (617) 210-3687.

                                           Very truly yours,

                                           /s/ Regina Brown

                                           Regina Brown